TAXATION (Reconciliation of Accrued Unrecognized Tax Positions) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
TAXATION [Abstract]
Balance at beginning of year	$ 2,615	16,293	16,576	14,054
Additions based on tax positions related to the current year	1,362	8,483	10,638	2,613
Addition arising from business acquisitions	13,287	82,780
Decrease related to prior year tax position	(494)	(3,076)	(10,921)	(91)
Balance at end of year	$ 16,770	104,480	16,293	16,576